ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

        The accompanying condensed consolidated and combined financial statements include the accounts and operations of Moelis & Company beginning with its initial public offering ("IPO") in April of 2014, along with the historical carved out accounts and operations of the advisory business of Moelis & Company Holdings LP (the "Parent" or "Old Holdings") prior to Moelis & Company's IPO (Moelis & Company and the advisory business of the Parent are referred to as the "Company," "we," "our," or "us").

        Prior to the Company's IPO, the Parent operated as a Delaware limited partnership that commenced operations on May 1, 2007. The general partner of the Parent was Moelis & Company Holdings GP LLC. The sole member of Moelis & Company Holdings GP LLC was Moelis & Company Manager LLC ("Manager"), which was wholly-owned by certain co-founding partners. In April of 2014, Old Holdings reorganized its business in connection with the IPO of 7,475,000 shares of Moelis & Company Class A common stock. Following the reorganization, the advisory business is now held under Moelis & Company Group LP ("Group LP"), a U.S. Delaware limited partnership, and Group LP is controlled by Moelis & Company. The net assets associated with the advisory operations were distributed to Group LP at their carrying amounts. The details of the reorganization and IPO are described further in Note 4 and in the combined financial statements of the Advisory Operations of Moelis & Company Holdings LP in Moelis & Company's Registration Statement filed with the U.S. Securities and Exchange Commission ("SEC") effective April 15, 2014 (the "Registration Statement"). The interim financial information provided in the accompanying condensed consolidated and combined financial statements represents the combined results of operations and financial condition prior to the Company's reorganization along with the consolidated results of operations and financial condition subsequent to the Company's reorganization and IPO.

        The Company's activities as an investment banking advisory firm constitute a single business segment offering clients, including corporations, governments and financial sponsors, a range of advisory services with expertise across all major industries in mergers and acquisitions, recapitalizations and restructurings and other corporate finance matters.

        Basis of Presentation—The condensed consolidated and combined financial statements of Moelis & Company include its partnership interests in Group LP, its equity interest in the sole general partner of Group LP, Moelis & Company Group GP LLC ("Group GP"), and its interests in its subsidiaries. Moelis & Company will operate and control all of the business and affairs of Group LP and its operating entity subsidiaries indirectly through its equity interest in Group GP. The Company operates through the following subsidiaries:

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  Moelis & Company LLC ("Moelis U.S."), a Delaware limited liability company, a registered broker-dealer with the SEC and a member of the Financial Industry Regulatory Authority ("FINRA").
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  Moelis & Company International Holdings LLC ("Moelis International"), a Delaware limited liability company, owns the following entities:

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  Moelis & Company UK LLP ("Moelis UK"), a limited liability partnership registered under the laws of England and Wales. In addition to the United Kingdom, Moelis UK maintains operations through the following subsidiaries and branches:

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  Moelis & Company France SAS (French subsidiary)

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  Moelis & Company Europe Limited, Frankfurt am Main (German branch)

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  Moelis & Company UK LLP, DIFC (Dubai branch)

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  50% of Moelis Australia Holdings PTY Limited ("Moelis Australia Holdings", or the "Australian JV"), a joint venture with Magic Trust Trustee PTY Limited (the "Trust").

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  Moelis & Company Asia Limited ("Moelis Asia"), a limited company incorporated in Hong Kong licensed under the Hong Kong Securities and Futures Ordinance to provide financial advisory services. In addition to Hong Kong, Moelis Asia maintains operations in Beijing China through Moelis & Company Consulting (Beijing) Company Limited.

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  Moelis & Company India Private Limited, a private limited company incorporated in Mumbai, India.

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  Moelis & Company Assessoria Financeira Ltda. ("Moelis Brazil"), a limited liability company incorporated in São Paulo, Brazil.

1. ORGANIZATION AND BASIS OF PRESENTATION

        The accompanying combined financial statements include the historical carved out accounts and operations of the Advisory business (the "Company," "we," "our," or "us") of Moelis & Company Holdings LP (the "Parent" or "Old Holdings"). The Parent is a Delaware limited partnership that commenced operations originally as a limited liability company on May 1, 2007 and was converted to a limited partnership on July 1, 2011. The general partner of the Parent is Moelis & Company Holdings GP LLC. The sole member of Moelis & Company Holdings GP LLC is Moelis & Company Manager LLC ("Manager"), which is wholly-owned by certain co-founding partners. The Company's activities as an investment banking advisory firm constitute a single business segment offering clients, including corporations, governments and financial sponsors, a range of advisory services with expertise across all major industries in mergers and acquisitions, recapitalizations and restructurings and other corporate finance matters.

        Basis of Presentation—The combined financial statements of the Company include only those accounts attributable to the Advisory business which include certain accounts and allocations from the Parent and the following subsidiaries:

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  Moelis & Company LLC ("Moelis"), a Delaware limited liability company, a registered broker-dealer with the U.S. Securities and Exchange Commission ("SEC") and a member of the Financial Industry Regulatory Authority ("FINRA").

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  Moelis & Company International Holdings LLC ("Moelis International"), a Delaware limited liability company, owns the following entities:

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  Moelis & Company UK LLP ("Moelis UK"), a limited liability partnership registered under the laws of England and Wales and authorized by the Financial Services Authority ("FSA") to conduct independent, regulated activities as a Corporate Finance Firm (exempt CAD). In addition to the United Kingdom, Moelis UK maintains operations through the following subsidiaries and branches:

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  Moelis & Company France SAS (French subsidiary)

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  Moelis & Company Europe Limited, Frankfurt am Main (German branch)

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  Moelis & Company UK LLP, DIFC (Dubai branch)

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  50% of Moelis Australia Holdings PTY Limited ("Moelis Australia Holdings"), a joint venture with Magic Trust Trustee PTY Limited (the "Trust").

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  Moelis & Company Asia Limited ("Moelis Asia"), a limited company incorporated in Hong Kong licensed under the Hong Kong Securities and Futures Ordinance to provide financial advisory services. In addition to Hong Kong, Moelis Asia maintains operations in Beijing China through Moelis & Company Consulting (Beijing) Company Limited.

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  Moelis & Company India Private Limited, a private limited company incorporated in Mumbai, India.